SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 11 – SUBSEQUENT EVENT

Potential Asset acquisition -  On April 6, 2022, the Company entered into a strategic agreement with Statera Biopharma, Inc. (Nasdaq: STAB) giving Coeptis the exclusive right to negotiate a definitive agreement related to the acquisition by Coeptis of Statera’s toll-like receptor 5 (TLR5) agonist platform, including entolimod, a clinical-stage product currently being developed as a treatment for acute radiation syndrome. The consummation of the transaction is contingent upon a successful negotiation of a definitive agreement and satisfaction of a number of closing conditions, including a financing contingency. Coeptis and Statera have agreed to an exclusivity period through the date that is 30 days following the date on which the first draft of the definitive agreement is available to review by both parties.

Coeptis and Statera have agreed that the definitive agreement will provide for the payment by Coeptis to Statera of six million USD ($6,000,000) plus revenue-based milestone payments (to be defined in the definitive agreement) in exchange for a defined set of purchased assets that include Statera’s rights to any product containing Entolimod as an active ingredient and all other related TLR5 agonists, related intellectual property, contract rights, inventory and data related to such products.

Debt modification – On April 14, 2022 the company entered into Debt modification agreements with two note holders, extending the maturity of certain unsecured long term debt that was in default to July 31, 2022. The extensions were executed in exchange for consideration of warrants exchangeable for 650,000 shares of common stock at a price of $1.50 per share issued to the debt holders on January 28, 2022. See Note 4 for details of long-term debt and Note 5 for details of warrants.

Merger - On April 18, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BH Merger Sub, Inc., (“Merger Sub”) a Delaware corporation and wholly-owned subsidiary of Bull Horn Holdings Corp., a company incorporated in the British Virgin Islands (together with its successors, including after giving effect to the Domestication as described below, “Bull Horn” or the “Purchaser”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing (as defined below), Bull Horn will re-domicile from the British Virgin Islands to the State of Delaware through a statutory re-domestication (the “Domestication”), and (ii) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Coeptis (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Transactions”), with Coeptis continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of Bull Horn (after the Domestication).

Prior to the Merger, all outstanding shares of Coeptis preferred stock will convert or exchange their shares of preferred stock for shares of Coeptis common stock at the applicable ratio in Coeptis organizational documents (the “Preferred Stock Exchange”).

In the Merger, (i) all shares of Coeptis common stock issued and outstanding immediately prior to the effective time of the Merger (other than those properly exercising any applicable dissenters rights under Delaware law), but after giving effect to the Preferred Stock Exchange, will be converted into the right to receive a portion of the Merger Consideration (as defined below), (ii) certain issued and outstanding warrants to acquire shares of Coeptis stock (the “Specified Warrants”) will be assumed by Bull Horn and converted into a warrant for shares of Bull Horn common stock with its price and number of shares equitably adjusted based on the conversion of the shares of Coeptis common stock into the Merger Consideration (each, an “Assumed Warrant”), (iii) certain outstanding convertible debt of Coeptis (the “Coeptis Convertible Debt”) will be assumed by Bull Horn and be convertible into common stock of Bull Horn (the “Assumed Convertible Debt”) and (iv) any other outstanding securities with the right to convert into or acquire equity securities of Coeptis or its subsidiaries will be terminated. At the Closing, Bull Horn will change its name to “Coeptis Therapeutics Holdings, Inc.”.

The aggregate Merger consideration received by Coeptis security holders from Bull Horn at the Closing will have an aggregate value equal to (the “Merger Consideration”) (i) $175,000,000, minus (or plus if positive), (ii) the amount of Coeptis’ outstanding indebtedness as of immediately prior to the Closing (excluding Permitted Debt, as described below), net of its cash as of immediately prior to the Closing, minus (iii) the amount of Coeptis’ outstanding unpaid transaction expenses and transaction bonuses as of the Closing. The Merger Consideration will be payable, (a) in the case of Coeptis stockholders, solely in new shares of Bull Horn common stock, with each share of Bull Horn common stock valued at the price per share (the “Redemption Price”) at which each Bull Horn share of common stock is redeemed or converted pursuant to the redemption by Bull Horn of its public shareholders in connection with Bull Horn’s initial business combination, as required by its amended and restated memorandum and articles of association and Bull Horn’s initial public offering prospectus (the “Closing Redemption”), and (b) with respect to the holders of the Specified Warrants, by the assumption of such warrants by Bull Horn as Assumed Warrants. The Merger Consideration deliverable to Coeptis stockholders will be allocated pro rata after giving effect to the Preferred Stock Exchange and deducting the value attributable to the Assumed Warrants as if the Specified Warrants that become Assumed Warrants were exercised on a net exercise basis as of immediately prior to the Closing.

The Coeptis Convertible Debt, along with (i) certain other outstanding indebtedness of Coeptis as of the date of the Merger Agreement (which together with the Coeptis Convertible Debt, has aggregate outstanding obligations of approximately $3.9 million as of the date of the Merger Agreement), and (ii) certain other indebtedness that Coeptis is permitted to incur between the signing of the Merger Agreement and the Closing, will not affect the Merger Consideration payable to Coeptis security holders (the Coeptis Convertible Debt and such other indebtedness, “Permitted Debt”).

NOTE 11 – SUBSEQUENT EVENT

On January 20, 2022, the Company entered into a third lease extension for twenty-four months beginning on June 1, 2022 and ending on May 31, 2024. See Note 7.

On January 28, 2022, the Company issued warrants to various shareholders giving them the right to purchase a total of 3,595,100 shares, with strike prices between $1 and $2. The warrants expire January 31, 2024.

On February 4, 2022, the Company filed Form S-1: General form for Registration of Securities with the SEC, to register its shares for re-sale on the open market.